Cover	Apr. 20, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 20, 2022
Entity Registrant Name	NorthStar Healthcare Income, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55190
Entity Tax Identification Number	27-3663988
Entity Address, Address Line One	4350 East West Highway, Suite 1050
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
Entity Address, City or Town	Bethesda
City Area Code	240
Local Phone Number	479-7115
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Entity Emerging Growth Company	false
Entity Central Index Key	0001503707
Amendment Flag	false